AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 44.1%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	21,750	$4,428,083
Motorola Solutions, Inc.	17,120	7,635,006

		12,063,089

Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. - Class A	84,700	7,140,210
Keysight Technologies, Inc.(a)	11,620	4,230,145

		11,370,355

IT Services – 0.9%
Shopify, Inc. - Class A(a)	63,312	9,389,170

Semiconductors & Semiconductor Equipment – 30.4%
Advanced Micro Devices, Inc.(a)	33,208	20,315,326
Applied Materials, Inc.	29,397	15,033,038
ASML Holding NV (REG)	7,560	13,696,225
Astera Labs, Inc.(a)	15,625	5,562,031
Broadcom, Inc.	151,046	53,045,845
KLA Corp.	63,184	12,316,457
Micron Technology, Inc.	26,258	27,967,659
NVIDIA Corp.	516,682	117,999,835
QUALCOMM, Inc.	21,381	3,934,959
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	60,356	27,533,804
Texas Instruments, Inc.	80,735	22,613,066

		320,018,245

Software – 7.3%
Cadence Design Systems, Inc.(a)	45,185	14,919,409
Manhattan Associates, Inc.(a)	20,981	4,168,925
Microsoft Corp.	112,856	57,883,842

		76,972,176

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	103,820	34,574,136

		464,387,171

Communication Services – 17.4%
Entertainment – 2.1%
Netflix, Inc.(a)	312,530	21,745,837

Interactive Media & Services – 14.9%
Alphabet, Inc. - Class C	278,374	94,853,157
Meta Platforms, Inc. - Class A	80,733	58,545,957
Reddit, Inc. - Class A(a)	26,220	3,734,777

		157,133,891

Media – 0.4%
AppLovin Corp. - Class A(a)	14,047	4,079,670

		182,959,398

Health Care – 11.4%
Biotechnology – 1.4%
Genmab A/S (Sponsored ADR)(a)	106,807	3,810,339
Vertex Pharmaceuticals, Inc.(a)	20,575	10,756,816

		14,567,155

Health Care Equipment & Supplies – 2.2%
Edwards Lifesciences Corp.(a)	47,680	4,115,738
Intuitive Surgical, Inc.(a)	30,413	12,366,838
Stryker Corp.	23,650	6,512,973

		22,995,549

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.0%
McKesson Corp.	13,860	$11,833,806
UnitedHealth Group, Inc.	26,970	9,900,148

		21,733,954

Health Care Technology – 1.2%
Veeva Systems, Inc. - Class A(a)	45,315	12,935,167

Life Sciences Tools & Services – 1.7%
Mettler-Toledo International, Inc.(a)	6,393	9,659,503
Waters Corp.(a)	18,386	8,078,625

		17,738,128

Pharmaceuticals – 2.9%
Eli Lilly & Co.	26,345	30,483,273

		120,453,226

Consumer Discretionary – 8.4%
Automobiles – 0.7%
Ferrari NV(b)	18,718	7,353,366

Broadline Retail – 3.2%
Amazon.com, Inc.(a)	133,207	33,188,524

Hotels, Restaurants & Leisure – 1.3%
Cava Group, Inc.(a)	73,700	3,987,170
Hilton Worldwide Holdings, Inc.	13,140	4,180,097
Texas Roadhouse, Inc.	37,190	5,814,284

		13,981,551

Specialty Retail – 3.2%
Home Depot, Inc. (The)	49,364	14,043,564
O’Reilly Automotive, Inc.(a)	76,750	6,555,218
TJX Cos., Inc. (The)	98,690	13,057,674

		33,656,456

		88,179,897

Industrials – 7.9%
Aerospace & Defense – 1.7%
General Electric Co.	59,540	18,593,747

Building Products – 0.9%
Trane Technologies PLC	20,780	9,392,144

Construction & Engineering – 1.1%
Quanta Services, Inc.	18,090	11,623,006

Electrical Equipment – 1.1%
Eaton Corp. PLC	26,450	11,365,830

Ground Transportation – 0.7%
Saia, Inc.(a)	21,570	7,198,772

Machinery – 0.9%
ITT, Inc.	24,100	4,863,862
Parker-Hannifin Corp.	4,620	4,414,040

		9,277,902

Professional Services – 0.9%
Verisk Analytics, Inc.	55,177	9,261,459

Trading Companies & Distributors – 0.6%
United Rentals, Inc.	6,620	6,625,164

		83,338,024

Financials – 5.7%
Capital Markets – 0.9%
Cboe Global Markets, Inc.	33,159	9,128,341

Financial Services – 4.2%
Toast, Inc. - Class A(a)(b)	135,480	3,927,566
Visa, Inc. - Class A	113,346	40,728,618

		44,656,184

Company	Shares	U.S. $ Value

Insurance – 0.6%
Progressive Corp. (The)	33,010	$6,843,303

		60,627,828

Consumer Staples – 3.5%
Beverages – 1.5%
Monster Beverage Corp.(a)	392,630	16,341,261

Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	22,725	20,687,476

		37,028,737

Materials – 1.0%

Chemicals – 1.0%
Sherwin-Williams Co. (The)	32,071	10,367,592

Total Common Stocks (cost $516,555,401)		1,047,341,873

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%

ABIOMED, Inc. (CVR) (a)(c)(d) (cost $11,600)	11,373	28,717

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(e)(f)(g) (cost $7,118,173)	7,118,173	7,118,173

Total Investments – 100.1% (cost $523,685,174)(h)		1,054,488,763
Other assets less liabilities – (0.1)%		(908,693)

Net Assets – 100.0%		$1,053,580,070

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $544,721,114 and gross unrealized depreciation of investments was $13,917,525, resulting in net unrealized appreciation of $530,803,589.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,047,341,873	$-0-	$-0-	$1,047,341,873
Rights	-0-	-0-	28,717	28,717
Short-Term Investments	7,118,173	-0-	-0-	7,118,173

Total Investments in Securities	1,054,460,046	-0-	28,717	1,054,488,763
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,054,460,046	$-0-	$28,717	$1,054,488,763

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,888	$108,666	$132,436	$7,118	$423

4